Accrued Liabilities (Tables) (Cheniere Energy Partners, LP [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Cheniere Energy Partners, LP [Member]
Schedule of Accrued Liabilities [Table Text Block]
As of June 30, 2014 and December 31, 2013, accrued liabilities (including amounts due to affiliates) consisted of the following (in thousands):

	June 30,	December 31,
	2014	2013
Interest and related debt fees	$111,851	$80,151
Liquefaction Project costs	167,756	83,127
LNG terminal costs	1,065	1,612
Other	1,680	5,162
Total accrued liabilities	282,352	170,052

Accrued liabilities—affiliate	31,428	44,384
Total accrued liabilities (including affiliate)	$313,780	$214,436

As of December 31, 2013 and 2012, accrued liabilities (including amounts due to affiliates) consisted of the following (in thousands):

	December 31,
	2013	2012
Interest and related debt fees	$80,151	$16,327
Affiliate	44,384	5,744
Liquefaction Project costs	83,127	26,131
LNG terminal costs	1,612	977
Other	5,162	4,413
Total accrued liabilities (including affiliate)	$214,436	$53,592